                                        As filed pursuant to Rule 497(e) under
                                        the Securities Act of 1933 Registration
                                        Nos. 333-08859 and 811-7727

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                          VARIABLE ANNUITY ACCOUNT FIVE
                    OF ANCHOR NATIONAL LIFE INSURANCE COMPANY
    (PORTION RELATING TO THE SEASONS SELECT(II) AND SEASONS ADVISOR VARIABLE
                                   ANNUITIES)
--------------------------------------------------------------------------------

                 SUPPLEMENT TO THE SEASONS SELECT(II) PROSPECTUS
                             DATED OCTOBER 24, 2001
                  SUPPLEMENT TO THE SEASONS ADVISOR PROSPECTUS
                              DATED OCTOBER 1, 2001

THE FOLLOWING REPLACES THE INVESTMENT PORTFOLIO EXPENSES OF PORTFOLIOS TABLE IN THE FEE TABLE, WHICH BEGINS ON PAGE 6 OF THE PROSPECTUS:

                   INVESTMENT PORTFOLIO EXPENSES OF PORTFOLIOS
(as a percentage of daily net asset value after any applicable reimbursement or waiver of expenses, as of the fiscal year end of the Trust ending
                                March 31, 2001)

---------------------------------------------------------------------------------------
                       MANAGEMENT       12b-1 SERVICE        OTHER         TOTAL ANNUAL
                        FEES(1)            FEES(1)#       EXPENSES(1)       EXPENSES(1)
---------------------------------------------------------------------------------------
SELECT PORTFOLIOS
---------------------------------------------------------------------------------------
    Large Cap            0.80%             0.15%             0.30%            1.25%
    Growth(2)
---------------------------------------------------------------------------------------
    Large Cap            0.80%             0.15%             0.30%            1.25%
  Composite(2)
---------------------------------------------------------------------------------------
Large Cap Value(2)       0.80%             0.15%             0.30%            1.25%
---------------------------------------------------------------------------------------
Mid Cap Growth(2)        0.85%             0.15%             0.30%            1.30%
---------------------------------------------------------------------------------------
 Mid Cap Value(2)        0.85%             0.15%             0.30%            1.30%
---------------------------------------------------------------------------------------
   Small Cap(2)          0.85%             0.15%             0.30%            1.30%
---------------------------------------------------------------------------------------
  International          1.00%             0.15%             0.30%            1.45%
    Equity(2)
---------------------------------------------------------------------------------------
Diversified Fixed        0.70%             0.15%             0.30%            1.15%
    Income(2)
---------------------------------------------------------------------------------------
      Cash               0.55%             0.15%             0.30%            1.00%
  Management(2)
---------------------------------------------------------------------------------------
    FOCUSED
  PORTFOLIOS
---------------------------------------------------------------------------------------
 Focus Growth(2)*        1.00%             0.15%             0.30%            1.45%
---------------------------------------------------------------------------------------
Focus Growth and         1.00%             0.15%             0.30%            1.45%
    Income(2)*
---------------------------------------------------------------------------------------
  Focus Value*           1.00%             0.15%             0.30%            1.45%
---------------------------------------------------------------------------------------
Focus TechNet(2)*        1.20%             0.15%             0.30%            1.65%
---------------------------------------------------------------------------------------

* This portfolio was not available for sale during the entire fiscal year of the Trust. The percentages are estimated amounts for the current fiscal year.

       (1)    Annualized.

       (2) For this portfolio, the advisor, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied upon these waivers and/or reimbursements during the fiscal year, absent fee waivers or reimbursement of expenses by the advisor (or custody credits) the annualized expenses during the fiscal year would have been:
              Large Cap Growth (1.44%), Large Cap Composite (1.87%), Large Cap Value (1.64%), Mid Cap Growth (1.62%), Mid


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

              Cap Value (1.64%), Small Cap (1.84%), International Equity (2.46%), Diversified Fixed Income (1.66%), Cash Management (1.80%), Focus Growth (1.90%), Focus Growth and Income (4.35%) and Focus TechNet (3.81%).

THE FOLLOWING REPLACES THE INVESTMENT PORTFOLIO EXPENSES BY SEASONS STRATEGY TABLE IN THE FEE TABLE, WHICH BEGINS ON PAGE 6 OF THE PROSPECTUS:

                INVESTMENT PORTFOLIO EXPENSES BY SEASONS STRATEGY
  (based on the total annual expenses of the underlying investment portfolios reflected below after any applicable reimbursement or waiver of expenses, as of the fiscal year end of the Trust ending March 31, 2001)

---------------------------------------------------------------------------------------
                       MANAGEMENT       12b-1 SERVICE        OTHER         TOTAL ANNUAL
                         FEES(1)           FEES(1)#       EXPENSES(1)       EXPENSES(1)
---------------------------------------------------------------------------------------
 SEASONS STRATEGY
---------------------------------------------------------------------------------------
      Growth             0.87%             0.15%             0.12%            1.14%
---------------------------------------------------------------------------------------
  Moderate Growth        0.85%             0.15%             0.12%            1.12%
---------------------------------------------------------------------------------------
  Balanced Growth        0.83%             0.15%             0.16%            1.14%
---------------------------------------------------------------------------------------
   Conservative          0.80%             0.15%             0.21%            1.16%
      Growth
---------------------------------------------------------------------------------------

       (1)    Annualized.

THE FOLLOWING REPLACES THE INVESTMENT PORTFOLIO EXPENSES FOR SEASONS STRATEGY UNDERLYING PORTFOLIOS TABLE ON THE FEE TABLE, WHICH BEGINS ON PAGE 6 OF THE
PROSPECTUS:

    INVESTMENT PORTFOLIO EXPENSES FOR SEASONS STRATEGY UNDERLYING PORTFOLIOS
(as a percentage of daily net asset value of each investment portfolio as of the fiscal year end of the Trust ending March 31, 2001)

---------------------------------------------------------------------------------------
                       MANAGEMENT       12b-1 SERVICE        OTHER         TOTAL ANNUAL
                         FEES(1)           FEES(1)#       EXPENSES(1)       EXPENSES(1)
---------------------------------------------------------------------------------------
SEASONS STRATEGY
   UNDERLYING
   PORTFOLIOS
---------------------------------------------------------------------------------------
      Stock              0.85%             0.15%             0.08%            1.08%
---------------------------------------------------------------------------------------
Asset Allocation:        0.85%             0.15%             0.12%            1.12%
  Diversified
   Growth(2)
---------------------------------------------------------------------------------------
  Multi-Managed          0.89%             0.15%             0.15%            1.19%
     Growth
---------------------------------------------------------------------------------------
 Multi-Managed           0.85%             0.15%             0.14%            1.14%
Moderate Growth
---------------------------------------------------------------------------------------
 Multi-Managed           0.81%             0.15%             0.20%            1.16%
 Income/Equity
---------------------------------------------------------------------------------------
 Multi-Managed           0.77%             0.15%             0.28%            1.20%
    Income
---------------------------------------------------------------------------------------

       (1)    Annualized.

       (2)    Gross of custody credits of 0.01%.

# The 12b-1 Plan became effective on the commencement of sales of the Seasons Select II contract. Although the 12b-1 fees are reflected in the numbers shown here, it was not in effect for the entire fiscal year ended 2001.

  THE ABOVE INVESTMENT PORTFOLIO EXPENSES WERE PROVIDED BY THE SEASONS SERIES
   TRUST. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

THE FOLLOWING REPLACES FOOTNOTE 3 UNDER EXPLANATION OF FEE TABLES AND EXAMPLES ON THE LAST PAGE OF THE FEE TABLES, PRIOR TO THE EXAMPLES:

3. For certain underlying investment portfolios in which the SELECT PORTFOLIOS, FOCUSED PORTOFOLIOS and SEASONS STRATEGIES invest, the adviser voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios' average net assets: Large Cap Growth Portfolio 1.25%, Large Cap

Composite Portfolio 1.25%, Large Cap Value Portfolio 1.25%, Mid Cap Growth Portfolio 1.30%, Mid Cap Value Portfolio 1.30%, Small Cap Portfolio 1.30%, International Equity Portfolio 1.45%, Diversified Fixed Income Portfolio 1.15%, Focus Growth 1.45%, Focus Value 1.45%, Focus TechNet 1.65%, Focus Growth and Income 1.45%. These expense caps are also net of custody credits as follows:
0.01% for Large Cap Growth, Large Cap Composite, Large Cap Value, Mid Cap Growth, Diversified Fixed Income, and 0.02% for Focus Growth, 0.21% for Focus TechNet and 0.20% for Focus Growth and Income.

Date: December 3, 2001


                PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS.


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